Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue Recognition
Revenue Recognition

11. Revenue Recognition

Disaggregation of revenue for the years ended December 31, 2020 and 2019, are as follows:

	Years Ended December 31,
($ in thousands)	2020	2019
Online casino and online sports betting	$273,761	$61,268
Retail sports betting	1,205	1,053
Social gaming	3,534	1,346
Total revenue	$278,500	$63,667

The following table presents the Company’s revenue by geographic region for the years ended December 31, 2020 and 2019:

	Years Ended December 31,
($ in thousands)	2020	2019
United States	$263,214	$59,572
Colombia	15,286	4,095
Total revenue	$278,500	$63,667

The Company included deferred revenue within Players liabilities in the consolidated balance sheets. Deferred revenue includes unsettled player bets, unredeemed social gaming virtual credits and the unredeemed bonus store points. The deferred revenue balances were as follows:

	Years Ended December 31,
($ in thousands)	2020	2019
Deferred revenue, beginning of period	$321	$129
Deferred revenue, end of period	1,797	321
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	321	129